CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 999,012	$ 143,499	¥ 1,288,080
Restricted cash	23,813	3,421	28,705
Accounts receivable, net	1,745	251	2,438
Amounts due from a related party	191	27	190
Inventories	8,685	1,248	11,320
Prepayments and other current assets	51,420	7,386	71,537
Total current assets	1,084,866	155,832	1,402,270
Non-current assets:
Property and equipment, net	137,340	19,728	128,412
Intangible assets, net	210,346	30,214	198,057
Long-term investment	33,000	4,740
Goodwill	665,416	95,581	491,969
Deferred tax assets	11,026	1,584	6,713
Other non-current assets	49,638	7,130	53,353
Operating lease right-of-use assets	610,323	87,667
Total non-current assets	1,717,089	246,644	878,504
Total assets	2,801,955	402,476	2,280,774
Current liabilities
Current portion of long-term loan	134,015	19,250	82,506
Accounts payable	7,553	1,085	8,426
Accrued expenses and other current liabilities	202,808	29,133	159,882
Deferred revenue and customer advances	716,637	102,938	1,002,796
Income taxes payable	14,594	2,096	25,262
Current portion of operating lease liabilities	157,911	22,682
Total current liabilities	1,233,518	177,184	1,278,872
Non-current liabilities
Long-term loan	370,163	53,171	502,356
Non-current deferred revenue and customer advances	39,397	5,659	36,037
Deferred tax liabilities	31,116	4,470	14,541
Other non-current liabilities	39,156	5,624	8,134
Operating lease liabilities	464,304	66,692
Total non-current liabilities	944,136	135,616	561,068
Total liabilities	2,177,654	312,800	1,839,940
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 113,779,244 and 112,755,320 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	6,946	998	7,074
Additional paid-in capital	583,262	83,780	600,011
Treasury shares			(23,460)
Statutory reserves	104,830	15,058	78,345
Accumulated deficit	(127,059)	(18,251)	(248,674)
Accumulated other comprehensive income	40,917	5,877	42,459
Total RISE Education Cayman Ltd shareholders' equity	608,896	87,462	455,755
Non-controlling interests	15,405	2,214	(14,921)
Total equity	624,301	89,676	440,834
Total liabilities and shareholders' equity	¥ 2,801,955	$ 402,476	¥ 2,280,774